13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment
[ ]; Amendment Number: This Amendment:
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             WestEnd Advisors LLC
Address:          4064 Colony Road
                  Suite 130
                  Charlotte, NC  28211

Form 13F File Number: 028-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                   City     State    and Date of Signing:
Robert L. Pharr              Charlotte NC           4/18/2011
--------------------       ------------------    ---------------
Signature                   City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total:     $1,801,056,240.51

List of Other Included Managers:  NONE






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                                                           13F Holdings Report
                                                          AS OF DATE: 3/31/2011

                                                                                          INVESTMENT
                 ISSUER         TITLE OF     CUSIP        MKT        SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
                  NAME           CLASS       NUMBER       VAL       PRINC AMT       SOLE(A) SHARED MNGRS   SOLE       SHARED    NONE

American Tower                COMMON STOCK  029912201  92,195,086.62 1,779,141.00  1,779,141.00  0 ALL  1,198,193.00  0   580,948.00
Amgen, Inc.                   COMMON STOCK  031162100  87,801,459.80 1,642,684.00  1,642,684.00  0 ALL  1,105,846.00  0   536,838.00
Amylin Pharmaeceuticals Inc.  COMMON STOCK  032346108      53,154.75     4,675.00      4,675.00  0 ALL      4,675.00  0         0.00
Autodesk, Inc.                COMMON STOCK  052769106  89,303,959.14 2,024,574.00  2,024,574.00  0 ALL  1,362,521.00  0   662,053.00
Bank of America Corp.         COMMON STOCK  060505104      70,569.02     5,294.00      5,294.00  0 ALL      5,294.00  0         0.00
Bed Bath & Beyond             COMMON STOCK  075896100  88,825,102.44 1,840,172.00  1,840,172.00  0 ALL  1,240,044.00  0   600,128.00
Best Buy Co., Inc.            COMMON STOCK  086516101  87,002,195.04 3,029,324.34  3,029,324.34  0 ALL  2,042,045.34  0   987,279.00
Celgene Corp.                 COMMON STOCK  151020104  91,502,736.69 1,589,417.00  1,589,417.00  0 ALL  1,070,330.00  0   519,087.00
Citigroup, Inc.               COMMON STOCK  172967101      68,306.68    15,454.00     15,454.00  0 ALL     15,454.00  0         0.00
Coach, Inc.                   COMMON STOCK  189754104  87,908,674.08 1,689,252.00  1,689,252.00  0 ALL  1,138,225.00  0   551,027.00
Ford Mtr Co.                  COMMON STOCK  345370860      72,328.41     4,851.00      4,851.00  0 ALL      4,851.00  0         0.00
Intel Corp.                   COMMON STOCK  458140100  86,887,725.20 4,305,635.54  4,305,635.54  0 ALL  2,898,946.54  0 1,406,689.00
Int'l Business Machines       COMMON STOCK  459200101  88,666,214.17   543,731.00    543,731.00  0 ALL    366,257.00  0   177,474.00
iShares Investment Grade
  Corp Bond Fund              COMMON STOCK  464287242     583,613.49     5,393.84      5,393.84  0 ALL      4,309.84  0     1,084.00
IShares Nasdaq Biotechnology  COMMON STOCK  464287556   1,073,859.43    10,721.44     10,721.44  0 ALL      9,509.44  0     1,212.00
Ishares Dow Jones US Telecom
  Sector                      COMMON STOCK  464287713   1,529,133.00    64,195.34     64,195.34  0 ALL     56,991.34  0     7,204.00
Ishares Dow Jones US
  Technology Sector           COMMON STOCK  464287721   3,376,030.66    50,736.86     50,736.86  0 ALL     45,034.86  0     5,702.00
International Asia
  ex-Japan ETF                COMMON STOCK  464288182   3,717,693.66    59,029.75     59,029.75  0 ALL     56,888.75  0     2,141.00
ISHARES TR BARCLYS 1-3YR CR   COMMON STOCK  464288646   1,597,971.69    15,300.38     15,300.38  0 ALL     11,963.38  0     3,337.00
Johnson Controls, Inc.        COMMON STOCK  478366107  88,029,879.10 2,117,630.00  2,117,630.00  0 ALL  1,425,440.00  0   692,190.00
Lowes Cos. Inc.               COMMON STOCK  548661107  84,997,420.01 3,215,944.76  3,215,944.76  0 ALL  2,166,863.76  0 1,049,081.00
Nike, Inc. Class B            COMMON STOCK  654106103  86,237,667.10 1,139,203.00  1,139,203.00  0 ALL    767,241.00  0   371,962.00
Qualcomm, Inc.                COMMON STOCK  747525103  90,220,571.25 1,645,459.99  1,645,459.99  0 ALL  1,108,702.99  0   536,757.00
Research In Motion            COMMON STOCK  760975102  85,733,693.98 1,516,337.00  1,516,337.00  0 ALL  1,029,221.00  0   487,116.00
Vanguard Intl Equity Index
  All World Ex US             COMMON STOCK  922042775   7,445,613.53   150,965.40    150,965.40  0 ALL    145,634.40  0     5,331.00
VANGUARD INDEX FDS EXTEND
  MKT ETF                     COMMON STOCK  922908652   6,217,614.14   105,276.23    105,276.23  0 ALL    101,462.23  0     3,814.00
Wells Fargo & Co New          COMMON STOCK  949746101      72,330.51     2,281.00      2,281.00  0 ALL      2,281.00  0         0.00
Target Corp.                  COMMON STOCK  87612E106  87,325,607.13 1,746,162.91  1,746,162.91  0 ALL  1,177,297.91  0   568,865.00
AT&T, Inc.                    COMMON STOCK  00206R102  93,417,380.73 3,051,858.24  3,051,858.24  0 ALL  2,056,589.24  0   995,269.00
Costco Wholesale              COMMON STOCK  22160K105  89,603,712.12 1,222,091.00  1,222,091.00  0 ALL    823,830.00  0   398,261.00
JPMorgan Chase & Co.          COMMON STOCK  46625h100      75,972.80     1,648.00      1,648.00  0 ALL      1,648.00  0         0.00
NVIDIA Corp                   COMMON STOCK  67066G104  84,994,898.04 4,604,274.00  4,604,274.00  0 ALL  3,099,302.00  0 1,504,972.00
Oracle Corp.                  COMMON STOCK  68389X105  88,539,281.12 2,648,497.79  2,648,497.79  0 ALL  1,781,167.79  0   867,330.00
UltraShort Lehman 20+ Trsy
  ProShares                   COMMON STOCK  74347R297     142,346.88     3,802.00      3,802.00  0 ALL      3,802.00  0         0.00
SPDR Barclays Capital High
  Yield Bond ETF              COMMON STOCK  78464A417     508,810.46    12,560.12     12,560.12  0 ALL      9,698.12  0     2,862.00
SPDR Dow Jones Total Market
  ETF                         COMMON STOCK  78464A805     423,555.23     4,242.34      4,242.34  0 ALL      4,242.34  0         0.00
Vanguard Consumer
  Discretionary ETF           COMMON STOCK  92204A108   3,541,685.50    56,092.58     56,092.58  0 ALL     49,815.58  0     6,277.00
Vanguard Consumer Staples ETF COMMON STOCK  92204A207     515,291.74     6,816.93      6,816.93  0 ALL      6,050.93  0       766.00
Verizon Comm., Inc.           COMMON STOCK  92343v104  90,767,558.08 2,355,152.00  2,355,152.00  0 ALL  1,587,786.00  0   767,366.00
Acme Packet Inc.              COMMON STOCK  004764106       2,128.80        30.00         30.00  0 ALL         30.00  0         0.00
Eaton Corp.                   COMMON STOCK  278058102       1,774.08        32.00         32.00  0 ALL         32.00  0         0.00
Occidental Petroleum Corp.    COMMON STOCK  674599105       1,880.82        18.00         18.00  0 ALL         18.00  0         0.00
Rockwell Automation Inc.      COMMON STOCK  773903109       1,514.40        16.00         16.00  0 ALL         16.00  0         0.00
Agilent Technologies Inc.     COMMON STOCK  00846u101       2,239.00        50.00         50.00  0 ALL         50.00  0         0.00


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